Derivatives - Offsetting Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting
Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet	$ 119	$ 44
Gross Amount of Eligible Offsetting Recognized Derivative Liabilities	25	11
Cash Collateral Received	0	0
Net Amount of Derivative Assets	$ 94	$ 33